Deferred revenue	12 Months Ended
Aug. 31, 2025
Deferred Revenue
Deferred revenue

10.	Deferred revenue

In 2022, the Company entered into a prepaid Gold Doré Purchase Agreement (“OCIM Agreement”) with OCIM Metals and Mining S.A. During the year ended August 31, 2025, the Company drew $0.5 million (2024 - $2.5 million) in exchange for delivering 204 ounces of gold (2024 - 1,369 ounces of gold) under the OCIM Agreement.

On January 7, 2025, the Company entered into a Gold Prepayment Facility with Auramet International, Inc. (“Auramet Gold Prepayment Facility”) through which Buckreef may, at its discretion, sell up to an aggregate amount of 1,000 ounces of gold, up to 21 calendar days prior to deliver, on a revolving basis for a one-year term. On January 8, 2025, the Company sold 421.6 gold ounces under the Auramet Gold Prepayment Facility for proceeds of $1.1 million and concurrently purchased 421.6 gold ounces for $1.1 million to settle all outstanding gold ounces remaining under the OCIM Agreement. On January 10, 2025, the OCIM Agreement was terminated.

The Agreement has been accounted for as a contract in accordance with IFRS 15, Revenue from Contracts with Customers. As the total amount paid up-front by OCIM and Auramet for the future deliveries of gold differs from the stand-alone selling price of the gold, the Company concluded the OCIM Agreement and Auramet Gold Prepayment Facility contains a significant financing component (“SFC”). Gold deliveries due in connection with the up-front payment are recorded in revenue based on the gold spot price originally established at the time of each advance, being the estimated stand- alone selling price of gold deliveries as determined at inception (after separating the SFC). The outstanding deferred revenue liability will accrue interest reflecting the cost of financing.

Amount
As at August 31, 2023	$1,727
Drawdown	2,500
Accretion of deferred revenue (Notes 21 and 26)	474
Revenue recognized	(3,048)
As at August 31, 2024	$1,653
Drawdown	29,731
Accretion of deferred revenue (Notes 21 and 26)	281
Revenue recognized	(28,257)
As at August 31, 2025	$3,408

As at August 31, 2025, the Company had 1,000 gold ounces outstanding under the Auramet Gold Prepayment Facility. On September 25, 2025, the Company amended the terms of the Auramet Gold Prepayment Facility to sell up to an aggregate amount of 1,500 ounces of gold for three months.